RELATED PARTY TRANSACTIONS - Summary of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 136	$ 632
Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	38	340
Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	237	272
Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	572	1,183
Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	892	2,508
Nanjing Probio Biotech Co., Ltd. | Trade receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	41	90
Nanjing Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	237	251
Nanjing Probio Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	21
Nanjing Probio Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	3
Nanjing GenScript Biotech Co., Ltd. | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	136	205
Nanjing GenScript Biotech Co., Ltd. | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	22	321
Nanjing GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	265	935
Nanjing GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	892	2,435
Genscript USA Incorporated | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	16	16
Genscript USA Incorporated | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	35	134
Genscript USA Incorporated | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	58
Jiangsu GenScript Biotech Co., Ltd. | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	0	3
Jiangsu GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	93
Jiangsu GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	7
Jiangsu GenScript Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	0	21
Jiangsu GenScript Probio Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	272	0
Jiangsu GenScript Probio Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	4
Genscript Netherlands | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	1
Genscript USA Holdings Inc | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 0	$ 427